Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Loss	$ (9,415)	$ (4,981)
Adjustments to reconcile loss to net cash used in operating activities:
Loss on disposal of property and equipment	14	1
Depreciation	996	555
Stock-based compensation	673	561
Amortization of intangible assets	2,097	1,959
Amortization of deferred commissions	596
Accretion of discount on convertible notes		171
Change in fair value of embedded conversion feature on convertible notes		(267)
Other income related to investment in affiliate		(450)
Other expenses related to the earn-out consideration	52	64
Deferred taxes, net	(95)	(95)
Changes in assets and liabilities:
Trade receivables	315	(389)
Prepaid expenses and other receivables	(698)	(849)
Deferred commissions	(879)
Change in long-term lease deposits	(115)	(5)
Trade payables	(69)	9
Employees and payroll accruals, accrued expenses and other liabilities	331	255
Deferred revenues	2,930	(546)
Accrued severance pay, net	(141)	53
Other long-term liabilities	70
Net cash used in operating activities	(3,338)	(3,954)
Cash flows from investing activities:
Capitalization of technology, net of grants received	(1,460)	(1,509)
Proceeds from sale of investment in affiliate		450
Purchase of property and equipment	(1,833)	(473)
Net cash used in investing activities	(3,293)	(1,532)
Cash flows from financing activities:
Proceeds from convertible notes		6,300
Payment of earn-out consideration	(604)
Proceeds from options exercised	292	67
Net cash provided by (used in) financing activities	(312)	6,367
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(51)	88
Increase (decrease) in cash, cash equivalents and restricted cash	(6,994)	969
Cash, cash equivalents and restricted cash at the beginning of the period	24,228	10,846
Cash, cash equivalents and restricted cash at the end of the period	17,234	11,815
Supplemental disclosure of non-cash transactions:
Purchase of property and equipment by credit	(24)	(17)
Net change in accrued payroll expenses related to capitalization of technology	(182)	(230)
Reconciliation of cash, cash equivalents and restricted cash as shown in the condensed consolidated statements of cash flow:
Cash and cash equivalents	16,627	11,568
Restricted cash included in long-term restricted lease deposits	607	247
Total cash, cash equivalents and restricted cash	$ 17,234	$ 11,815